Financial Instruments and Financial Risk Management - Additional Information (Detail)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers out of level 3 related to liabilities			$ 0
Debentures outstanding						$ 22,295,710	$ 19,534,988
Convertible debentures	$ 85,091		85,091			110,540	19,534,988
Variable lease payments 1						1,012,555
Assets	72,697,489		72,697,489			72,106,449	77,318,811
Liabilities	91,288,088		91,288,088			67,819,676	65,860,292
Net loss for the year	(11,611,709)	$ (9,000,411)	(22,634,830)		$ (18,752,020)	(44,699,313)	(34,860,963)	$ (27,894,834)
Note [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from non-current borrowings				$ 15,000,000
New Premise Leases [member]
Disclosure of detailed information about financial instruments [line items]
Lease obligation			10,200,000
Variable lease payments 1			8,600,000
Two Thousand and Twenty One Convertible Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding						69,034
Convertible debentures						110,540
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures							710,924
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Assets	12,015,544		12,015,544			14,554,193	8,291,005
Liabilities	$ 32,282,233		$ 32,282,233			$ 11,685,160	16,398,521
Average foreign exchange rate			5	5		5
Net loss for the year			$ 1,013,334			$ 143,452	405,376
2021 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Transefrs into level 3 related to debentures						5,285,997
Transfers out of level 3 related to liabilities						$ 0
2021 Debentures - host liability [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding									$ 75,000
2019 Debentures - host liability [member] | Discount rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input liabilities						25			25
Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value						$ 0	0
Financial liabilities at fair value						$ 0	$ 0